Note 3 - Summary of Significant Accounting Policy (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of the effect of adoption of new accounting pronouncuement [text block]
			2018			2017
Consolidated Income Statements	Originally	IFRS 16	Restated	Originally	IFRS 16	Restated
	Submitted			Submitted

Net sales	50,231.3	-	50,231.3	47,899.3	-	47,899.3
Cost of sales	(19,269.6)	20.2	(19,249.4)	(18,041.8)	13.4	(18,028.4)
Gross profit	30,961.7	20.2	30,981.9	29,857.5	13.4	29,870.9

Distribution expenses	(6,736.5)	129.3	(6,607.2)	(6,295.5)	101.7	(6,193.8)
Sales and marketing expenses	(5,729.5)	8.2	(5,721.3)	(5,620.0)	6.4	(5,613.6)
Administrative expenses	(2,367.2)	3.7	(2,363.5)	(2,623.8)	3.8	(2,620.0)
Other items, not restated	860.9	-	860.9	1,108.6	-	1,108.6
Income from operations	16,989.4	161.4	17,150.8	16,426.8	125.3	16,552.1

Finance expenses	(4,562.2)	(206.8)	(4,769.0)	(4,268.3)	(219.9)	(4,488.2)
Other items, not restated	738.8	-	738.8	774.4	-	774.4
Net finance cost	(3,823.4)	(206.8)	(4,030.2)	(3,493.9)	(219.9)	(3,713.8)

Share of results of joint ventures	1.0	-	1.0	(3.1)	-	(3.1)
Income before income tax	13,167.0	(45.4)	13,121.6	12,929.8	(94.6)	12,835.2

Income tax expense	(1,789.6)	15.7	(1,773.9)	(5,079.3)	31.6	(5,047.7)
Net income	11,377.4	(29.7)	11,347.7	7,850.5	(63.0)	7,787.5

Attributable to:
Equity holders of Ambev	11,024.7	(29.7)	10,995.0	7,332.0	(63.0)	7,269.0
Non-controlling interests	352.7	-	352.7	518.5	-	518.5

Basic earnings per share – common - R$	0.7014	(0.0019)	0.6995	0.4668	(0.0040)	0.4628
Diluted earnings per share – common - R$	0.6953	(0.0019)	0.6934	0.4629	(0.0040)	0.4590
			2018	2017
Consolidated Statements of Comprehensive Income	Originally Submitted	IFRS16	Restated	Originally Submitted	IFRS16	Restated

Net income	11,377.4	(29.7)	11,347.7	7,850.5	(63.0)	7,787.5

Gains/losses on translation of foreign operations	1,766.4	0.2	1,766.6	1,952.3	(0.1)	1,952.2

Other items, not restated	519.4	-	519.4	638.3	-	638.3

Total comprehensive income	13,663.2	(29.5)	13,633.7	10,441.1	(63.1)	10,378.0
Attributable to:
Equity holders of Ambev	13,188.9	(29.5)	13,159.4	9,891.7	(63.1)	9,828.6
Non-controlling interest	474.3	-	474.3	549.4	-	549.4
			12/31/2018			01/01/2018
Consolidated Balance Sheets	Originally Submitted	IFRS 16	Restated	Originally Submitted	IFRS 16	Restated
Assets

Property, plant and equipment	20,097.0	1,541.0	21,638.0	18,822.3	1,882.8	20,705.1
Deferred tax assets	2,017.5	47.3	2,064.8	2,279.3	31.6	2,310.9
Other items, not restated	46,682.0	-	46,682.0	41,032.3	-	41,032.3
Non-current assets	68,796.5	1,588.3	70,384.8	62,133.9	1,914.4	64,048.3

Current assets	25,329.6	-	25,329.6	24,362.7	-	24,362.7

Total assets	94,126.1	1,588.3	95,714.4	86,496.6	1,914.4	88,411.0

Equity and liabilities

Equity

Reserves	70,215.3	(92.7)	70,122.6	63,361.1	(63.0)	63,298.1
Carrying value adjustments	(71,584.9)	0.1	(71,584.8)	(74,966.5)	(0.1)	(74,966.6)
Other items, not restated	57,710.2	-	57,710.2	57,258.8	-	57,258.8
Equity attributable to equity holders of Ambev	56,340.6	(92.6)	56,248.0	45,653.4	(63.1)	45,590.3
Non-controlling interests	1,206.8	-	1,206.8	1,974.1	-	1,974.1
Total Equity	57,547.4	(92.6)	57,454.8	47,627.5	(63.1)	47,564.4

Interest-bearing loans and borrowings	862.1	1,300.3	2,162.4	1,231.9	1,599.3	2,831.2
Other items, not restated	10,888.2	-	10,888.2	8,948.7	-	8,948.7
Non-current liabilities	11,750.3	1,300.3	13,050.6	10,180.6	1,599.3	11,779.9

Interest-bearing loans and borrowing	1,560.6	380.6	1,941.2	1,321.1	378.2	1,699.3
Other items, not restated	23,267.8	-	23,267.8	27,367.4	-	27,367.4
Current liabilities	24,828.4	380.6	25,209.0	28,688.5	378.2	29,066.7

Total liabilities	36,578.7	1,680.9	38,259.6	38,869.1	1,977.5	40,846.6

Total equity and liabilities	94,126.1	1,588.3	95,714.4	86,496.6	1,914.4	88,411.0
			2018			2017
Consolidated Cash Flow Statements	Originally Submitted	IFRS 16	Restated	Originally Submitted	IFRS 16	Restated

Net income	11,377.4	(29.7)	11,347.7	7,850.5	(63.0)	7,787.5
Depreciation, amortization and impairment	4,023.1	425.3	4,448.4	3,612.1	424.8	4,036.9
Net finance cost	3,823.4	206.9	4,030.3	3,493.9	219.9	3,713.8
Income tax expense	1,789.6	(15.7)	1,773.9	5,079.3	(31.6)	5,047.7
Other items, not restated	(832.3)	-	(832.3)	642.2	(0.1)	642.1
Cash flow from operating activities before changes in working capital and use of provisions	20,181.2	586.8	20,768.0	20,678.0	550.0	21,228.0

Cash generated from operations	19,734.7	586.7	20,321.4	20,242.8	550.0	20,792.8

Interest paid	(622.0)	(151.8)	(773.8)	(557.3)	(163.3)	(720.6)
Other items, not restated	(1,201.5)	-	(1,201.5)	(1,811.4)	-	(1,811.4)
Cash flow from operating activities	17,911.2	434.9	18,346.1	17,874.1	386.7	18,260.8

Payment of lease liabilities	(13.1)	(434.9)	(448.0)	(9.0)	(386.7)	(395.7)
Other items, not restated	(13,208.5)	-	(13,208.5)	(12,855.2)	-	(12,855.2)
Cash flow from financing activities	(13,221.6)	(434.9)	(13,656.5)	(12,864.2)	(386.7)	(13,250.9)

Other items, not restated	(3,675.7)	-	(3,675.7)	(3,073.0)	-	(3,073.0)

Net increase/(decrease) in cash and cash equivalents	1,013.9	-	1,013.9	1,936.9	-	1,936.9
Effect of exchange rate fluctuations	96.9	-	96.9	539.0	-	539.0

Disclosure of effect of changes in foreign exchange rates [text block]
			Closing rate			Average rate
Currency	Name	Country	2019	2018	2017	2019	2018	2017

CAD	Canadian Dollars	Canada	3.1019	2.8431	2.6380	2.9651	2.8092	2.4567
DOP	Dominican Pesos	Dominican republic	0.0761	0.0770	0.0685	0.0769	0.0734	0.0674
USD	US Dollar	Panamá and Cuba (i)	4.0307	3.8748	3.3080	3.9410	3.6348	3.2017
GTQ	Quetzal	Guatemala	0.5245	0.5001	0.4500	0.5120	0.4837	0.4344
ARS	Argentinean Peso	Argentina	0.0673	0.1025	0.1762	0.0835	0.1371	0.1931
BOB	Bolivian Peso	Bolivia	0.5791	0.5567	0.4753	0.5666	0.5222	0.4600
PYG	Guarani	Paraguay	0.0006	0.0007	0.0006	0.0006	0.0006	0.0006
UYU	Uruguayan Peso	Uruguay	0.1080	0.1196	0.1151	0.1118	0.1181	0.1116
CLP	Chilean Peso	Chile	0.0054	0.0056	0.0054	0.0056	0.0057	0.0049
BBD	Barbadian Dollar	Barbados	1.9870	1.9101	1.6307	1.9427	1.7918	1.5783

Disclosure of estimated useful lives of major property, plant and equipment classes [text block]
Buildings (years)		25
Plant and equipment (years)		15
Fixtures (years)		10
Fittings (years)		10
Assets for external use (years)	2	-	5